Loans and other financial assets at amortized cost, and loans and receivables_Changes in gross carrying amount of loans (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	₩ 248,934,813,000,000	₩ 240,320,486,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	4,446,406,000,000	3,225,171,000,000
Transfer to lifetime expected credit losses	(10,851,785,000,000)	(5,750,113,000,000)
Transfer to credit-impaired financial assets	(529,052,000,000)	(671,905,000,000)
Charge off	0	0
Disposal	0	0
Net increase (decrease)	10,972,686,000,000	11,811,174,000,000
Business combination	2,661,000,000
Ending balance	252,975,729,000,000	248,934,813,000,000
Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	12,042,039,000,000	10,889,378,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(4,423,097,000,000)	(3,211,782,000,000)
Transfer to lifetime expected credit losses	10,905,931,000,000	6,221,880,000,000
Transfer to credit-impaired financial assets	(351,743,000,000)	(498,394,000,000)
Charge off	0	0
Disposal	(125,000,000)	(3,259,000,000)
Net increase (decrease)	32,071,000,000	(1,355,784,000,000)
Business combination	40,161,000,000
Ending balance	18,245,237,000,000	12,042,039,000,000
Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,621,141,000,000	2,127,131,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(23,309,000,000)	(13,389,000,000)
Transfer to lifetime expected credit losses	(54,146,000,000)	(471,767,000,000)
Transfer to credit-impaired financial assets	880,795,000,000	1,170,299,000,000
Charge off	(721,339,000,000)	(737,540,000,000)
Disposal	(229,242,000,000)	(198,257,000,000)
Net increase (decrease)	(108,602,000,000)	(255,336,000,000)
Business combination	21,000,000,000
Ending balance	1,386,298,000,000	1,621,141,000,000
Consumers | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	110,619,242,000,000	103,502,347,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	2,626,998,000,000	1,921,485,000,000
Transfer to lifetime expected credit losses	(8,238,499,000,000)	(3,186,506,000,000)
Transfer to credit-impaired financial assets	(152,128,000,000)	(218,943,000,000)
Charge off	0	0
Disposal	0	0
Net increase (decrease)	6,397,570,000,000	8,600,859,000,000
Business combination	100,000,000
Ending balance	111,253,283,000,000	110,619,242,000,000
Consumers | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	6,028,009,000,000	5,487,758,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(2,614,767,000,000)	(1,912,046,000,000)
Transfer to lifetime expected credit losses	8,256,600,000,000	3,199,993,000,000
Transfer to credit-impaired financial assets	(104,129,000,000)	(127,447,000,000)
Charge off	0	0
Disposal	(55,000,000)	(478,000,000)
Net increase (decrease)	883,149,000,000	(619,771,000,000)
Business combination	0
Ending balance	12,448,807,000,000	6,028,009,000,000
Consumers | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	391,494,000,000	326,739,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(12,231,000,000)	(9,439,000,000)
Transfer to lifetime expected credit losses	(18,101,000,000)	(13,487,000,000)
Transfer to credit-impaired financial assets	256,257,000,000	346,390,000,000
Charge off	(217,382,000,000)	(204,552,000,000)
Disposal	(67,924,000,000)	(31,910,000,000)
Net increase (decrease)	85,561,000,000	(22,247,000,000)
Business combination	0
Ending balance	417,674,000,000	391,494,000,000
Corporates | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	131,453,727,000,000	131,096,396,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	1,560,734,000,000	1,081,702,000,000
Transfer to lifetime expected credit losses	(2,306,186,000,000)	(2,275,984,000,000)
Transfer to credit-impaired financial assets	(252,249,000,000)	(348,503,000,000)
Charge off	0	0
Disposal	0	0
Net increase (decrease)	3,985,392,000,000	1,900,116,000,000
Business combination	2,561,000,000
Ending balance	134,443,979,000,000	131,453,727,000,000
Corporates | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	5,031,258,000,000	4,466,354,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(1,550,164,000,000)	(1,077,895,000,000)
Transfer to lifetime expected credit losses	2,341,881,000,000	2,733,860,000,000
Transfer to credit-impaired financial assets	(142,902,000,000)	(275,189,000,000)
Charge off	0	0
Disposal	(70,000,000)	(2,781,000,000)
Net increase (decrease)	(809,566,000,000)	(813,091,000,000)
Business combination	40,161,000,000
Ending balance	4,910,598,000,000	5,031,258,000,000
Corporates | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,020,658,000,000	1,622,409,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(10,570,000,000)	(3,807,000,000)
Transfer to lifetime expected credit losses	(35,695,000,000)	(457,876,000,000)
Transfer to credit-impaired financial assets	395,151,000,000	623,692,000,000
Charge off	(222,537,000,000)	(290,109,000,000)
Disposal	(161,318,000,000)	(166,347,000,000)
Net increase (decrease)	(266,432,000,000)	(307,304,000,000)
Business combination	21,000,000,000
Ending balance	740,257,000,000	1,020,658,000,000
Credit card accounts | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	6,861,844,000,000	5,721,743,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	258,674,000,000	221,984,000,000
Transfer to lifetime expected credit losses	(307,100,000,000)	(287,623,000,000)
Transfer to credit-impaired financial assets	(124,675,000,000)	(104,459,000,000)
Charge off	0	0
Disposal	0	0
Net increase (decrease)	589,724,000,000	1,310,199,000,000
Business combination	0
Ending balance	7,278,467,000,000	6,861,844,000,000
Credit card accounts | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	982,772,000,000	935,266,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(258,166,000,000)	(221,841,000,000)
Transfer to lifetime expected credit losses	307,450,000,000	288,027,000,000
Transfer to credit-impaired financial assets	(104,712,000,000)	(95,758,000,000)
Charge off	0	0
Disposal	0	0
Net increase (decrease)	(41,512,000,000)	77,078,000,000
Business combination	0
Ending balance	885,832,000,000	982,772,000,000
Credit card accounts | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	208,989,000,000	177,983,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(508,000,000)	(143,000,000)
Transfer to lifetime expected credit losses	(350,000,000)	(404,000,000)
Transfer to credit-impaired financial assets	229,387,000,000	200,217,000,000
Charge off	(281,420,000,000)	(242,879,000,000)
Disposal	0	0
Net increase (decrease)	72,269,000,000	74,215,000,000
Business combination	0
Ending balance	₩ 228,367,000,000	₩ 208,989,000,000